Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Nov. 19, 2025 shares	Oct. 07, 2025 shares	Oct. 06, 2025 shares
Goodwill impairment charge						$ 897,542
Number of reportable segments | Segment				3
Cash equivalents	$ 0	$ 0		$ 0		0
Cash, FDIC insured amount	250,000	250,000		250,000		250,000
Allowance fir credit losses	51,962	51,962		51,962		51,962
Inventory write-down		0	$ 0	0	$ 0		4,803
Inventory in transit	54,213	54,213		54,213		92,513	0
Impairment losses		0	0	0	0	0	0
Derivative liabilities	3,190,262	3,190,262		3,190,262		1,102,992
Derivative liabilities - related parties	3,190,262	3,190,262		3,190,262		1,102,992
Impairments of ROU assets		0	$ 0	0	0	0	0
Deferred revenue	548,398	548,398		548,398		557,725	512,696
Interest and penalties				0	$ 0	0	0
Deferred tax assets
Shares issued | shares	370,002,000	370,002,000		370,002,000
Common stock, shares authorized | shares	900,000,000	900,000,000		900,000,000		900,000,000	200,000,000	900,000,000	900,000,000	200,000,000
Reclassified carrying value				$ 106,298,927
Fair value of contingent consideration	$ 11,925,000	$ 11,925,000		$ 11,925,000
Number of shares issued | shares				61,667
Exceed remaining shares | shares	63,803,000	63,803,000		63,803,000
Inventory obsolescence or impairment						$ 0	$ 0
Inventory	$ 437,723	$ 437,723		$ 437,723		$ 319,491
Victorville [Member]
Fair value of contingent consideration	7,125,000	7,125,000		$ 7,125,000
Number of shares issued | shares				41,667
Hilton Rancho Mirage [Member]
Fair value of contingent consideration	$ 4,800,000	$ 4,800,000		$ 4,800,000
Number of shares issued | shares				20,000
Common Stock [Member]
Stock Issued During Period, Shares, Conversion of Units | shares	9,000,000	7,000,000
Common stock, shares authorized | shares	900,000,000	900,000,000		900,000,000		200,000,000
Common Stock [Member] | Victorville [Member]
Converted shares | shares				370,002,000
Related Party [Member]
Derivative liabilities	$ 270,610	$ 270,610		$ 270,610		$ 297,227
Derivative liabilities - related parties	$ 270,610	$ 270,610		$ 270,610		$ 297,227
Series A Preferred Stock [Member]
Preferred stock, voting rights				1,000 shares of Series A Super Voting Preferred Stock, providing effective voting control over the Company
Preferred Stock, Shares Outstanding | shares	1,000	1,000		1,000		1,000	1,000
Series C Convertible Preferred Stock [Member]
Preferred stock, voting rights				None		None
Preferred Stock, Shares Outstanding | shares	559,489	559,489		559,489		0
Common stock, conversion basis				convertible into 3,356,934,000 shares of common stock on an as-converted basis at a conversion ratio of 6,000 shares of common stock for each share of Series C Convertible Preferred Stock. Of the total outstanding, 516,759 shares, representing 3,100,554,000 common share equivalents, are subject to contractual lock-up provisions and are not currently eligible for conversion.
Preferred stock shares subject to contractual lock-up provisions | shares	516,759	516,759		516,759
Restricted common shares equivalents | shares				3,100,554,000
Shares issued | shares	42,730	42,730		42,730
Stock Issued During Period, Shares, Conversion of Units | shares				256,380,000